Cover	Feb. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2022
Entity File Number	333-202542
Entity Registrant Name	HEALTHY EXTRACTS INC.
Entity Central Index Key	0001630176
Entity Tax Identification Number	47-2594704
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6445 S. Tenaya Way
Entity Address, Address Line Two	Suite B110
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	702
Local Phone Number	463-1004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	hyex
Entity Emerging Growth Company	false